[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]

VIA EDGAR

November 24, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Bond Fund, Inc.
Securities Act File No. 2-62329
Investment Company Act File No. 811-02857
Post-Effective Amendment No. 44

Ladies and Gentlemen:

On behalf of the BlackRock High Yield Fund and the BlackRockTotal Return Fund, each a series of BlackRock Bond Fund, Inc. (the “Fund”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 44 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to bring the Fund’s prospectus into compliance with the requirements of amended Form N-1A.

On or around January 28, 2010, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Fund’s financial statements and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8943 or Edward Gizzi at (212) 728-8555.

Very truly yours,

/s/ Christopher A. Johnson
Christopher A. Johnson

Enclosures

cc:                                 Denis Molleur
Aaron Wasserman
Maria Gattuso

Edward Gizzi